Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$43,663,779.83	0.5221067	$33,157,578.90	0.3964795	$10,506,200.93
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$112,043,779.83	0.1106048	$101,537,578.90	0.1002335	$10,506,200.93

Weighted Avg. Coupon (WAC)	3.11%		3.12%
Weighted Avg. Remaining Maturity (WARM)	19.03		18.27
Pool Receivables Balance	$130,569,008.17		$119,712,574.31
Remaining Number of Receivables	24,155		23,095

Adjusted Pool Balance	$127,353,766.38		$116,847,565.45

III. COLLECTIONS

Principal:
Principal Collections	$10,694,468.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$177,649.34
Total Principal Collections	$10,872,117.38

Interest:
Interest Collections	$329,609.35
Late Fees & Other Charges	$26,486.91
Interest on Repurchase Principal	$-
Total Interest Collections	$356,096.26

Collection Account Interest	$18,048.50
Reserve Account Interest	$4,764.64
Servicer Advances	$-

Total Collections	$11,251,026.78

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,251,026.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,251,026.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$108,807.51	$-	$108,807.51	108,807.51
Collection Account Interest					$18,048.50
Late Fees & Other Charges					$26,486.91
Total due to Servicer					$153,342.92

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$64,767.94		$64,767.94

Total Class A interest:		$64,767.94		$64,767.94	64,767.94

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$10,882,506.75

9. Regular Principal Distribution Amount:					10,506,200.93

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$10,506,200.93
Class A Notes Total:	$10,506,200.93	$10,506,200.93
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$10,506,200.93	$10,506,200.93

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			376,305.82

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,215,241.79
Beginning Period Amount	$3,215,241.79
Current Period Amortization	$350,232.93
Ending Period Required Amount	$2,865,008.86
Ending Period Amount	$2,865,008.86
Next Distribution Date Required Amount	$2,538,057.73

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2019
Distribution Date	05/15/19
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.02%	13.10%	13.10%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.53%	22,755	98.06%	$117,395,027.44
30 - 60 Days	1.15%	265	1.48%	$1,767,866.89
61 - 90 Days	0.28%	65	0.40%	$477,945.67
91-120 Days	0.04%	9	0.06%	$71,284.05
121 + Days	0.00%	1	0.00%	$450.26
Total		23,095		$119,712,574.31

Delinquent Receivables 30+ Days Past Due
Current Period	1.47%	340	1.94%	$2,317,546.87
1st Preceding Collection Period	1.47%	355	2.02%	$2,639,363.41
2nd Preceding Collection Period	1.58%	398	2.10%	$2,998,701.64
3rd Preceding Collection Period	1.78%	465	2.41%	$3,730,671.72
Four-Month Average	1.57%		2.12%

Repossession in Current Period		15		$90,388.33
Repossession Inventory		46		$65,302.59

Current Charge-Offs
Gross Principal of Charge-Offs				$161,965.82
Recoveries				$(177,649.34)
Net Loss				$(15,683.52)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.14%

Average Pool Balance for Current Period				$125,140,791.24

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.15%
1st Preceding Collection Period				0.26%
2nd Preceding Collection Period				-0.14%
3rd Preceding Collection Period				0.86%
Four-Month Average				0.21%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	20	2,318	$28,858,260.67
Recoveries	26	2,100	$(16,573,653.43)
Net Loss			$12,284,607.24
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	13	1,645	$12,369,525.97
Average Net Loss for Receivables that have experienced a Net Loss			$7,519.47

Principal Balance of Extensions			$324,358.71
Number of Extensions			36

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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